Other operating costs (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Detailed Information About Other Operating Costs
The following table provides a breakdown for other operating costs:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Costs related to the Business Combination	(152,869)	—	—
Bank fees	(8,939)	(6,665)	(10,046)
Travel expenses	(7,919)	(5,886)	(17,117)
Indirect taxes	(3,327)	(3,541)	(6,459)
Gifts, associations and donations	(2,891)	(10,834)	(12,338)
Stationary and other materials	(1,766)	(1,904)	(1,502)
Losses on disposals of assets	(1,153)	(1,091)	(970)
Other operating costs	(1,972)	(478)	(602)
Total other operating costs	(180,836)	(30,399)	(49,034)